Financial risk management - Financial instruments' analysis (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Comparison of book and fair value
Carrying amount of financial assets	R$ 1,200,739	R$ 1,317,218
Fair value of financial assets	1,200,739	1,317,218
Carrying amount of financial liabilities	830,864	537,785
Fair value of financial liabilities	830,864	537,785
Cash and cash equivalents.
Comparison of book and fair value
Carrying amount of financial assets	45,562	75,898
Fair value of financial assets	45,562	75,898
Financial assets
Comparison of book and fair value
Carrying amount of financial assets	587,245	904,362
Fair value of financial assets	587,245	904,362
Financial assets | Level 2
Comparison of book and fair value
Carrying amount of financial assets	587,245
Trade accounts receivable
Comparison of book and fair value
Carrying amount of financial assets	493,317	288,111
Fair value of financial assets	493,317	288,111
Other assets
Comparison of book and fair value
Carrying amount of financial assets	74,615	48,847
Fair value of financial assets	74,615	48,847
Suppliers
Comparison of book and fair value
Carrying amount of financial liabilities		24,007
Fair value of financial liabilities	49,678	24,007
Loans and financing
Comparison of book and fair value
Carrying amount of financial liabilities	295,974	209,773
Fair value of financial liabilities	295,974	209,773
Loans and financing | Level 2
Comparison of book and fair value
Carrying amount of financial liabilities	295,974
Lease payable
Comparison of book and fair value
Carrying amount of financial liabilities	106,179	126,082
Fair value of financial liabilities	106,179	126,082
Lease payable | Level 2
Comparison of book and fair value
Carrying amount of financial liabilities	106,179
Accounts payable for the acquisition of subsidiaries
Comparison of book and fair value
Carrying amount of financial liabilities	100,786	83,069
Fair value of financial liabilities	100,786	83,069
Accounts payable for the acquisition of subsidiaries | Level 2
Comparison of book and fair value
Carrying amount of financial liabilities	40,866
Accounts payable for the acquisition of subsidiaries | Level 3
Comparison of book and fair value
Carrying amount of financial liabilities	59,920
Other liabilities
Comparison of book and fair value
Carrying amount of financial liabilities	278,247	94,854
Fair value of financial liabilities	R$ 278,247	R$ 94,854